Other Balance Sheet Accounts - Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 24,993	$ 17,119
Accrued expenses	53,802	42,905
Accrued compensation and employee benefits	54,507	28,302
Sales and indirect taxes	9,158	8,076
Operating lease payable	1,613	1,420
Customer deposit	7,943	6,319
Other payables	7,471	3,751
Total trade and other current payables	$ 159,487	$ 107,892	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.